Provisions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions

34.  Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2021	16,894	395,037	411,931
Provisions recognized	12,966	21,477	34,443
Payments	—	(3,068)	(3,068)
Unwinding of discount	—	37,727	37,727
Transfer to current provisions	(10,198)	—	(10,198)
Remeasurements	—	(375)	(375)
Effect of changes in exchange rates	—	145,337	145,337
Balance at 31 December 2021	19,662	596,135	615,797

34.  Provisions (continued)

Non-current provisions: (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2020	13,635	323,769	337,404
Provisions recognized	11,033	11,791	22,824
Payments	—	(3,951)	(3,951)
Unwinding of discount	—	21,521	21,521
Transfer to current provisions	(7,774)	—	(7,774)
Remeasurements	—	39,504	39,504
Effect of changes in exchange rates	—	2,403	2,403
Balance at 31 December 2020	16,894	395,037	411,931

Provision for legal claims are recognized for the probable cash outflows related to legal disputes. Refer to Note 39.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

It is expected that the obligations for dismantling, removing and site restoration will be realized in accordance with the useful life of GSM services materials.

Additions to obligations for dismantling, removing and site restoration during the period are non-cash transactions and are recorded against property, plant and equipment.

Current provisions:

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2021	253,633	376,655	630,288
Provisions recognized	221,453	659,066	880,519
Payments	(420,663)	(567,025)	(987,688)
Transfers from non-current provisions	10,198	—	10,198
Effect of changes in exchange rates	2,400	37,945	40,345
Balance at 31 December 2021	67,021	506,641	573,662

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2020	17,840	324,972	342,812
Provisions recognized	232,879	590,187	823,066
Payments	(6,109)	(537,598)	(543,707)
Transfers from non-current provisions	7,774	—	7,774
Effect of changes in exchange rates	1,249	(906)	343
Balance at 31 December 2020	253,633	376,655	630,288
(*)	Includes share-based payment (Note 31).

(**)  Refer to Note 39.